Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Current assets:
Cash	$ 2,358		$ 865
Accounts receivable, net of allowance for doubtful accounts of $22 and $44, respectively	3,622		3,788
Inventories, net	7,826		10,782
Income taxes refundable	0		163
Deferred income taxes - current	0		3,847
Prepaid expenses and other current assets	648		463
Total current assets	14,454		19,908
Property, plant and equipment, net	7,120		8,001
Goodwill	7,992	[1]	7,992	[1]
Other intangible assets, net	6,591		17,948
Other noncurrent assets	18		465
Total assets	36,175		54,314
Current liabilities:
Line of credit	2,050		1,600
Current portion of notes payable	5,775		1,925
Accounts payable	2,144		6,182
Accrued expenses	2,690		2,059
Deferred revenue and deferred rent	181		80
Income taxes payable	644		97
Current portion of capital lease obligation	7		15
Warrants liability	25		6,373
Legal obligation	0		3,986
Other current liabilities	0		242
Total current liabilities	13,516		22,559
Notes payable, net of current portion	10,214		14,969
Note payable due to related parties	2,100		2,100
Deferred income taxes	430		3,847
Asset retirement obligation	204		194
Capital lease obligation, net of current portion	0		7
Legal obligation, noncurrent	2,781		0
Other noncurrent liabilities, net of current portion	78		79
Total liabilities	29,323		43,755
Commitments and contingencies (Note 18)
Stockholders' equity
Series B convertible preferred stock, $0.001 par value; 1,000,000 shares of preferred stock authorized; 1,000 shares issued and outstanding at December 31, 2014	1,401		0
Common stock, $0.001 par value; 100,000,000 shares authorized; 21,400,244 and 20,738,260 issued and outstanding at December 31, 2014 and 2013, respectively	21		21
Additional paid-in capital	103,014		102,575
Accumulated deficit	(103,590)		(95,874)
Accumulated other comprehensive loss	(661)		(218)
Total stockholders' equity	185		6,504
Total liabilities and stockholders' equity	36,175		54,314
Series A Convertible Preferred Stock [Member]
Temporary Equity
Temporary Equity	4,564		4,055
Series C Preferred Stock [Member]
Temporary Equity
Temporary Equity	2,103		0
Stockholders' equity
Total stockholders' equity	$ 2,103		$ 0

[1]	Gross amount of goodwill was approximately $67.7 million as of December 31, 2014 and 2013. Accumulated impairment losses were approximately $59.7 million as of December 31, 2014 and 2013.